CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of components in cash and cash equivalents

	2023	2022
Short-term bank deposits (i)	8,973.6	8,655.2
Current bank accounts	6,818.3	5,990.3
Cash	267.1	280.9
Cash and cash equivalents	16,059.0	14,926.4

Bank overdrafts	-	(74.3)
Cash and cash equivalents less bank overdraft	16,059.0	14,852.1

(i)	The balance refers mostly to Bank Deposit Certificates (“CDB”), with high liquidity, which are readily convertible into known amounts of cash, and which are subject to an insignificant risk of change in value.

Schedule of investment securities

Investment_securities	2023	2022

Investment on debt securities (i)	242.2	219.1
Non-current investment securities	242.2	219.1

Financial assets at fair value through profit or loss	277.2	454.5
Current investment securities	277.2	454.5

Total	519.4	673.6

(i)	The balance refers substantially to financial investments linked to tax incentives that do not have immediate convertibility into a known amount of cash.